UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                   Date of reporting period: NOVEMBER 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                          MACQUARIE/FIRST TRUST GLOBAL
                   INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME
                                      FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2005

Shareholder Letter ......................................................     1
Portfolio Commentary ....................................................     2
Portfolio of Investments ................................................     4
Statement of Assets and Liabilities .....................................     8
Statement of Operations .................................................     9
Statements of Changes in Net Assets .....................................    10
Statement of Cash Flows .................................................    11
Financial Highlights ....................................................    12
Notes to Financial Statements ...........................................    13
Additional Information ..................................................    17
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   Submission of Matters to a Vote of Shareholders
   By-Law Amendment
   Tax Information

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and/or Macquarie Infrastructure Fund Adviser, LLC ("MIFA") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and/or MIFA and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Jon Fitch, Portfolio Manager of MIFA, one of the Fund's Sub-Advisors, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P. personnel, MIFA and Four Corners Capital Management, LLC personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ACN 008 583 542, OR ANY ENTITY IN THE MACQUARIE BANK GROUP, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND CAPITAL INVESTED. NONE OF MACQUARIE BANK LIMITED, MACQUARIE INFRASTRUCTURE FUND ADVISER, LLC, FOUR CORNERS CAPITAL MANAGEMENT, LLC, AND ANY MEMBER COMPANY OF THE MACQUARIE BANK GROUP GUARANTEES ANY PARTICULAR RATE OF RETURN OR THE PERFORMANCE OF THE FUND, NOR DO THEY GUARANTEE THE REPAYMENT OF CAPITAL FROM THE FUND OR ANY TAX TREATMENT OF ANY DISTRIBUTION BY THE FUND.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

     MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME
                                   FUND (MFD)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005

Dear Shareholder:

It is our pleasure to inform you that your Fund has continued to provide attractive dividend income for the six months ended November 30, 2005. As you know, the Fund's primary investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. While short-term interest rates have continued to rise over the past six months, the Fund has maintained its regular quarterly dividend distribution of $0.33 per share resulting in an annualized distribution rate of 6.1% based on the November 30, 2005 market price of $21.49 per share. In addition, the Fund achieved a total return of 4.4% and a market price total return of 6.0%, both over the six months ended November 30, 2005.

The core component of the Fund, consisting primarily of equity and equity-like securities issued by infrastructure issuers, is managed by Macquarie Infrastructure Fund Adviser, LLC ("MIFA"), a member of the Macquarie group of companies (collectively referred to as "Macquarie"). Macquarie is a global leader in infrastructure acquisition, funding and management. Through its Infrastructure and Specialized Funds Division, Macquarie manages in excess of US$23 billion of equity invested in infrastructure assets and businesses in the U.S., Canada, Australia, U.K., Portugal, Denmark, Belgium, The Netherlands, Germany, Italy, South Africa, Korea, Sweden, Japan, New Zealand and Tanzania (as of December 2005).

Four Corners Capital Management, LLC ("Four Corners") manages the Fund's assets within the senior loan component of the portfolio. Four Corners is a leading asset management firm that specializes in the sub-investment grade and structured finance markets. The portfolio management team, including the credit research analysts, collectively has over 100 years' experience in all aspects of the senior loan market, including structuring, underwriting, researching, trading, managing and investing in senior loans.

I encourage you to read the portfolio commentary found on the following pages. It includes a review of the Fund's performance and the portfolio managers' outlook for the markets. We thank you for your confidence in First Trust Advisors, L.P., MIFA and Four Corners and will work diligently to keep earning it.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
January 6, 2006

--------------------------------------------------------------------------------
   A COMMENTARY ON THE MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
                             DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------

OVERVIEW:

The Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund ("MFD" or the "Fund") posted a market price total return of 6.0% for the six months ended November 30, 2005. The Fund's net asset value ("NAV") total return was 4.4% over the same period. During the six-month period ended November 30, 2005, the Fund declared distributions totaling $0.66 per share, representing an annualized distribution rate of 6.1% based on the Fund's market price and 5.6% based on the Fund's NAV, each as of November 30, 2005. Since November 30, 2005, additional distributions consisting of a $0.33 per share regular quarterly distribution, a $0.39 per share short-term capital gain distribution and a $0.24 per share long-term capital gain distribution have been paid. Following is a review of the overall investment strategy, performance and portfolio composition of MFD as of November 30, 2005.

INVESTMENT STRATEGY:

MFD's primary investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuing this objective, MFD's investments will focus predominantly on securities of companies involved in the management, ownership and/or operation of infrastructure and utility assets.

Under normal market conditions, MFD will seek to invest more than 50% of the Fund's total assets outside of the U.S. These investments will focus on developed economies. The advisor and sub-advisors believe that international diversity has two major benefits for investors. First, it gives investors exposure to the fundamentals of different economies, providing diversity against U.S. domiciled investments. Second, by investing in select developed economies, MFD should be able to provide investors with exposure to a much broader range of infrastructure/utility businesses.

The Fund is comprised of two components. The "core component," consisting primarily of equity and equity-like securities issued by infrastructure issuers, and the "senior loan component," comprised of infrastructure senior secured floating rate loans. The "core component" is funded by the issuance of equity, while the "senior loan component" is funded by a commercial paper facility. This provides a unique leverage structure for the Fund, whereby the floating rate nature of the commercial paper facility has been matched to the floating rate nature of the senior secured loans. This is intended to protect the Fund against rising interest rates.

PERFORMANCE:

The period from June 2005 through November 2005 was characterized by broad market uncertainties with respect to the impact of interest rate movements on stock fundamentals. Within this environment, MFD posted a market share price total return of 6.0% for the six months ended November 30, 2005. MFD's NAV total return was 4.4% over the same period. These returns compare to a 5.0% gain posted by the S&P U.S. Utilities Accumulation Index (in U.S. Dollars).

During the period, equity investments in the core component of MFD were focused on the U.K., Canada, Italy and Australia. In particular, MFD benefited from the strong performance of its U.K. and Canadian investments. With respect to the U.K., positions in U.K. water companies continued to benefit from improved earnings certainty after the finalization of the U.K. water regulatory review process. The share prices for a number of water companies returned 10% or more (in local currency terms) during the period. MFD continues to retain a focus on this sector, given good cash yields and the low risk nature of returns from this asset category.

In Canada, investments within the core component of the portfolio represented a diverse mix of infrastructure assets, including diversified consumer services, contracted power generation and pipelines. Over the period, the strongest price performer (in local currency terms) was Pembina Pipeline, which was up 13.3%.

Currency movements, on the whole, had a negative impact on NAV during the period. As an indication, the U.S. Dollar was up 5% against the British Pound, up 5% against the Euro, down 7% against the Canadian Dollar and up 2% against the Australian Dollar. Additionally, the U.S. Dollar Index, an indicator of movements against a basket of non-U.S. currencies, was up 4% over the same period. A positive movement in the U.S. Dollar is a negative for NAV/yield, as the value of the Fund's offshore holdings decreases, as foreign sourced income streams become less valuable in U.S. Dollars. MFD's largest overseas weightings were in the U.K. (27%) and Canada (20%).

SENIOR LOANS

The performance of the senior loan component of the portfolio met expectations during the six-month period ended November 30, 2005. As you will recall, the senior loan component of the Fund is invested in U.S. Dollar denominated senior secured floating rate corporate loans primarily in the global utilities, infrastructure and related industries. In general, the senior loan market performed well during the Fund's first six months of its fiscal year, as the U.S. economy continued to gain strength and default rates in the senior loan market remained at historically low levels.

The senior loan component is intended to help provide the Fund with a stable income stream from which to pay dividends. As floating rate debt instruments whose interest rates reset at a fixed credit spread (the risk premium) over short-term interest rates, senior loans,

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   A COMMENTARY ON THE MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
                      DIVIDEND & INCOME FUND - (CONTINUED)
--------------------------------------------------------------------------------

subject to approximately a 90-day lag, tend to benefit from rising interest rates, as their yields typically increase in similar proportion. Additionally, because of the short lag between when short-term rates increase and the interest rate on the loan resets, there is typically limited, if any, negative impact on loan prices from interest rate increases.

PORTFOLIO COMPOSITION:

As of November 30, 2005, the core component represented 67.4% of the Fund's total investments, senior loans 29.2% and cash/cash equivalents 3.4%. With respect to the core component, the Fund had investments in 16 equity/equity-like securities as of November 30, 2005, providing both geographic and industry diversity. With respect to the senior loan component, the Fund had invested in 50 senior secured loan facilities spread across a number of infrastructure-related industries. The portfolio components of the Fund as of November 30, 2005 are summarized in the charts below.

INDUSTRY DIVERSIFICATION+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Water-Utilities                                18.0%
Electric-Utilities                             11.9%
Gas-Pipelines                                  11.6%
Gas-Utilities                                   4.8%
Multi-Utilities                                 8.8%
Diversified Consumer Services                   6.4%
Senior Secured Loans                           29.2%
Power Generation                                5.9%
Cash/Cash Equivalents                           3.4%

COUNTRY DIVERSIFICATION+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Canada                                         19.7%
United Kingdom                                 26.8%
Italy                                           9.3%
United States                                   5.2%
Senior Secured Loans                           29.2%
Cash/Cash Equivalents                           3.4%
Australia                                       6.4%

      + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

OUTLOOK

While interest rate uncertainties are likely to prevail in the short term, there are a number of interesting themes emerging within the sector globally, providing additional investment opportunities for the Fund. These include: industry consolidation and new investments in gas/electricity transmission infrastructure resulting from legislative changes in the U.S.; new energy infrastructure opportunities in Canada; regulatory reform, new asset privatizations and capital management initiatives in Europe; and new listings in Australia. The sub-advisor believes that MFD continues to be well positioned to participate in the ongoing growth of this sector.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                        DESCRIPTION~                          VALUE
----------   --------------------------------------------------   --------------

COMMON STOCKS - 59.4%

   AUSTRALIA - 8.0%
   330,015   Australian Pipeline Trust ........................   $      947,864
14,906,607   Envestra Ltd. ....................................       12,696,483
 1,717,775   GasNet Australia Group ...........................        3,355,452
                                                                  --------------
                                                                      16,999,799
                                                                  --------------
   ITALY - 11.5%
 1,425,000   Enel SPA .........................................       11,223,153
 1,613,728   Snam Rete Gas SPA ................................        6,806,299
 2,700,000   Terna SPA ........................................        6,543,093
                                                                  --------------
                                                                      24,572,545
                                                                  --------------
   UNITED KINGDOM - 33.4%
 1,097,662   AWG plc ..........................................       18,982,300
 1,115,096   Kelda Group plc ..................................       14,095,752
   701,246   National Grid Transco plc ........................        6,476,013
   855,149   Severn Trent plc .................................       14,810,181
 1,517,999   United Utilities plc .............................       16,927,023
                                                                  --------------
                                                                      71,291,269
                                                                  --------------
   UNITED STATES - 6.5%
   265,000   Ameren Corp. .....................................       13,901,900
                                                                  --------------

             TOTAL COMMON STOCKS ..............................      126,765,513
                                                                  --------------
             (Cost $113,719,459)

CANADIAN INCOME TRUSTS - 24.6%

 1,223,300   Northland Power Income Fund ......................       15,675,940
 1,473,300   Pembina Pipeline Income Fund .....................       19,826,692
   691,800   The Consumer's Waterheater Income Fund ...........        9,428,380
   629,200   UE Waterheater Income Fund .......................        7,512,755
                                                                  --------------

             TOTAL CANADIAN INCOME TRUSTS .....................       52,443,767
                                                                  --------------
             (Cost $33,916,661)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------     -----------     ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 36.4%

   COMMERCIAL SERVICES & SUPPLIES - 2.3%
               ENVIRONMENTAL SERVICES - 2.3%
   1,467,062   Duratek, Inc. ..................................      B1      BB-      6.75%-7.19%      12/16/09        1,468,896
   1,827,273   Envirocare of Utah, LLC ........................    NR(a)    NR(a)        6.95%         4/13/10         1,847,829
   1,500,000   EnviroSolutions Holdings, Inc. .................      B2       B-      7.33%-7.62%      7/12/12         1,522,500
                                                                                                                   -------------
               TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                    4,839,225
                                                                                                                   -------------

Page 4                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------     -----------     ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
               INTEGRATED TELECOMMUNICATION SERVICES - 2.8%
$  1,000,000   Hawaiian Telecom
                  Communications, Inc. ........................      B1       B+         6.28%         10/31/12    $   1,009,000
   1,000,000   Iowa Telecommunications
                  Services, Inc. ..............................      Ba3     BB-      5.29%-5.77%      11/23/11        1,008,125
   1,000,000   Madison River Capital, LLC .....................      B1       B+         6.59%         7/29/12         1,012,500
   2,000,000   NTL Investment Holdings Ltd. ...................      B1      BB-         7.14%         5/10/12         2,004,500
     966,667   Valor Telecommunications
                  Enterprises, LLC ............................      Ba3     BB-      5.77%-5.97%      2/14/12           976,032
                                                                                                                   -------------
               TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                            6,010,157
                                                                                                                   -------------
      ELECTRIC UTILITIES - 8.0%
               ELECTRIC UTILITIES - 8.0%
   1,591,027   Allegheny Energy Supply Inc. ...................      Ba2      BB      5.64%-5.92%      3/08/11         1,606,938
   1,553,431   Cogentrix Delaware
                  Holdings, Inc. ..............................      Ba2     BB+         5.78%         4/14/12         1,567,994
   2,000,000   Coleto Creek WLE, L.P. (c) .....................      B1      BB-         7.49%         6/30/12         2,038,750
   2,996,647   Covanta Energy Corp. ...........................      B1       B+      6.85%-6.96%      6/24/12         3,032,232
   1,000,000   Lsp-Kendall Energy, LLC ........................      B1       B          6.09%         10/07/13          991,875
     926,080   Midwest Generation, LLC ........................      Ba3     BB-      6.05%-6.22%      4/27/11           934,183
   1,991,563   NRG Energy, Inc. ...............................      Ba3      BB         5.09%         12/24/11        1,998,200
     919,167   NSG Holdings II, LLC ...........................      B1       B+         7.02%         12/13/11          929,507
     743,377   Riverside Energy Center, LLC ...................      Ba3      B          8.49%         6/24/11           765,678
   1,159,162   Rocky Mountain Energy
                  Center, LLC .................................      Ba3      B          8.49%         6/24/11         1,193,937
   1,986,461   Texas Genco, LLC ...............................      Ba2      BB      5.87%-6.11%      12/14/11        1,988,325
                                                                                                                   -------------
               TOTAL ELECTRIC UTILITIES                                                                               17,047,619
                                                                                                                   -------------
      ENERGY EQUIPMENT & SERVICES - 0.9%
               OIL & GAS EQUIPMENT & SERVICES - 0.9%
   2,000,000   Targa Resources, Inc. ..........................      Ba3      B+      6.47%-6.66%      10/31/12        2,010,000
                                                                                                                   -------------
               TOTAL ENERGY EQUIPMENT & SERVICES                                                                       2,010,000
                                                                                                                   -------------
      HEALTH CARE PROVIDERS & SERVICES - 6.8%
               HEALTH CARE FACILITIES - 3.0%
   2,796,576   Lifepoint Hospitals, Inc. ......................      Ba3      BB         6.19%         4/15/12         2,810,123
     615,385   Psychiatric Solutions, Inc. ....................      B1       B+      6.04%-6.26%      7/01/12           621,538
   2,985,000   Select Medical Corp. ...........................      B1      BB-      5.78%-7.75%      2/24/12         2,984,170
                                                                                                                   -------------
                                                                                                                       6,415,831
                                                                                                                   -------------

                       See Notes to Financial Statements.                 Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------     -----------     ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
               HEALTH CARE SERVICES - 1.0%
$  1,980,000   CHS/Community Health
                  Systems, Inc. ...............................      Ba3     BB-      5.97%-6.16%      8/19/11     $   2,001,863
                                                                                                                   -------------
               MANAGED HEALTH CARE - 2.8%
   1,975,000   IASIS Healthcare Corp. .........................      B1       B+         6.30%         6/22/11         2,000,099
   1,975,000   Medcath Holdings Corp. .........................      B2       B+      6.77%-8.25%      6/30/11         1,984,875
   1,985,000   Vanguard Health Systems, Inc. ..................      B2       B          6.21%         9/23/11         2,007,331
                                                                                                                   -------------

                                                                                                                       5,992,305
                                                                                                                   -------------
               TOTAL HEALTH CARE PROVIDERS & SERVICES                                                                 14,409,999
                                                                                                                   -------------
      MEDIA - 5.4%
               BROADCASTING & CABLE TV - 5.4%
     987,500   Bragg Communications, Inc. .....................    NR(a)      NR         6.24%         8/31/11           999,844
   4,000,000   Century Cable Holdings, LLC ....................     NR        NR         9.00%         6/30/09         3,924,284
   2,996,275   Charter Communications
                  Operating, LLC ..............................     B2        B          7.25%         4/27/10         2,988,784
   2,000,000   Mediacom Illinois, LLC,
                  (Revolving Credit) ..........................     Ba3      BB-      0.63%-7.50%      9/30/11           581,881
   2,000,000   UPC Distribution Holding B.V. ..................     B1        B          7.19%         12/31/11        2,020,500
   1,000,000   UPC Distribution Holding B.V. ..................     B1        B          6.55%         9/30/12         1,007,500
                                                                                                                   -------------
               TOTAL MEDIA                                                                                            11,522,793
                                                                                                                   -------------
      MULTI-UTILITIES & UNREGULATED POWER - 1.4%
               MULTI-UTILITIES & UNREGULATED POWER - 1.4%
   2,064,072   KGEN, LLC (c) ..................................     B3        B-        13.02%         8/05/11         2,043,431
   1,000,000   Thermal North America, Inc.,
                  (Letter of Credit) ..........................     Ba3      BB-         5.84%         10/12/13        1,008,750
                                                                                                                   -------------
               TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                               3,052,181
                                                                                                                   -------------
      OIL & GAS - 5.6%
               OIL & GAS EXPLORATION & PRODUCTION - 2.5%
   1,922,744   Mainline, L.P. .................................     Ba3     NR(a)        6.30%         12/17/11        1,941,972
   1,893,597   Plains Resources Inc. ..........................     Ba2       BB         6.40%         8/12/11         1,910,166
   1,527,484   SemCrude, L.P. .................................     Ba3       B       5.87%-7.75%      3/16/11         1,542,759
                                                                                                                   -------------

                                                                                                                       5,394,897
                                                                                                                   -------------
               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.1%
   1,000,000   Cheniere LNG Holdings, LLC .....................     NR        BB      6.77%-6.95%      8/31/12         1,004,688
   2,506,890   El Paso Corp. ..................................     B3        B          6.61%         11/23/09        2,514,203
   1,000,000   EPCO Holdings, Inc. ............................     Ba3       B+      6.41%-6.60%      8/18/10         1,013,438
     995,000   LB Pacific, L.P. ...............................     B1        B-      6.95%-6.96%      3/03/12         1,007,437
     997,500   Regency Gas Service, LLC .......................     B1        B+      6.72%-6.78%      6/01/10         1,002,487
                                                                                                                   -------------

                                                                                                                       6,542,253
                                                                                                                   -------------
               TOTAL OIL & GAS                                                                                        11,937,150
                                                                                                                   -------------

Page 6                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------     -----------     ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      ROAD & RAIL - 2.2%
               RAILROADS - 2.2%
$  3,092,313   Kansas City Southern
                  Railway Company .............................     Ba3      BB+      5.72%-5.80%      3/31/08     $   3,107,132
   1,618,768   Railamerica Transportation Corp. ...............     Ba3       BB         6.69%         9/29/11         1,641,026
                                                                                                                   -------------
               TOTAL ROAD & RAIL                                                                                       4,748,158
                                                                                                                   -------------
      WIRELESS TELECOMMUNICATION SERVICES - 1.0%
               WIRELESS TELECOMMUNICATION SERVICES - 1.0%
   2,000,000   AAT Communications Corp. .......................     B1       BB+         6.16%         7/27/12         2,023,750
                                                                                                                   -------------
               TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                               2,023,750
                                                                                                                   -------------

               TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS .................................................       77,601,032
                                                                                                                   -------------
               (Cost $77,123,613)

REPURCHASE AGREEMENT - 4.2%
(Cost $9,000,000)

   9,000,000   Agreement with Wachovia Capital Markets, LLC, 3.96% dated 11/30/05 to be repurchased at $9,000,990 on 12/1/05, collateralized by $9,165,000
               Federal Home Loan Bank, 4.14% due 4/13/07 (Value $9,182,888)                                            9,000,000
                                                                                                                   -------------

               TOTAL INVESTMENTS - 124.6% .....................................................................      265,810,312
               (Cost $233,759,733) (b)

               NET OTHER ASSETS AND LIABILITIES - 13.4% .......................................................       28,534,173
                                                                                                                   -------------
               LOAN OUTSTANDING - (38.0)% .....................................................................      (81,000,000)
                                                                                                                   -------------
               NET ASSETS - 100.0% ............................................................................    $ 213,344,485
                                                                                                                   =============

--------------------------------------------------------------------------------
        ~   All percentages shown in the Portfolio of Investments are based on net assets.
      (a)   This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
      (b)   Aggregate cost for federal income tax purposes is $236,634,974.
      (c)   This issue is secured by a second lien on the issuer's assets.
        +   Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
            Standard & Poor's Ratings Group are considered to be below investment grade.
       NR   Not Rated
        *   Senior Loans generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years;
            however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
       **   Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generallly
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

                       See Notes to Financial Statements.                 Page 7

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $233,759,733) ........................................   $ 265,810,312
Cash ..........................................................         462,410
Prepaid expenses ..............................................          20,205
Receivables:
     Investment securities sold ...............................      27,401,081
     Dividends ................................................       1,211,530
     Interest .................................................         696,134
                                                                  -------------
   Total Assets ...............................................     295,601,672
                                                                  -------------
LIABILITIES:
Payables:
     Outstanding loan .........................................      81,000,000
     Investment advisory fees .................................         736,763
     Interest and fees due on loan ............................         323,488
     Investment securities purchased ..........................          67,973
     Administrative fees ......................................          22,337
Accrued expenses and other liabilities ........................         106,626
                                                                  -------------
   Total Liabilities ..........................................      82,257,187
                                                                  -------------
NET ASSETS ....................................................   $ 213,344,485
                                                                  =============
NET ASSETS CONSIST OF:
Undistributed net investment income ...........................   $   3,325,961
Accumulated net realized gain on investments sold
   and foreign currencies and net other assets ................       6,906,554
Net unrealized appreciation of investments and
   foreign currencies and net other assets ....................      32,019,915
Par value .....................................................          89,802
Paid-in capital ...............................................     171,002,253
                                                                  -------------
   Net Assets .................................................   $ 213,344,485
                                                                  =============
NET ASSET VALUE, per Common Share (par value $0.01 per
   Common Share) ..............................................   $       23.76
                                                                  =============
Number of Common Shares outstanding (unlimited number of
   Common Shares has been authorized) .........................       8,980,236
                                                                  =============

Page 8                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $715,409) ........   $  10,820,049
Interest ......................................................       2,717,984
Other .........................................................           9,148
                                                                  -------------
   Total investment income ....................................      13,547,181
                                                                  -------------
EXPENSES:
Interest and fees on outstanding loan payable .................       1,719,843
Investment advisory fees ......................................       1,468,730
Administration fees ...........................................         137,553
Custodian fees ................................................          54,844
Audit and legal fees ..........................................          44,936
Printing fees .................................................          36,623
Trustees' fees and expenses ...................................          20,757
Other .........................................................          38,187
                                                                  -------------
   Total expenses .............................................       3,521,473
                                                                  -------------
NET INVESTMENT INCOME .........................................      10,025,708
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY:
Net realized gain/(loss) on:
   Securities transactions ....................................       4,583,967
   Foreign currencies and net other assets ....................         (16,624)
                                                                  -------------
Net realized gain on investments and foreign
   currency during the period .................................       4,567,343
                                                                  -------------
Net change in unrealized appreciation/(depreciation) of:
   Investments ................................................      (5,679,433)
   Foreign currencies and net other assets ....................         (29,806)
                                                                  -------------
Net change in unrealized appreciation/(depreciation) of
   investments and foreign currency during the period .........      (5,709,239)
                                                                  -------------
Net realized and unrealized loss on investments
   and foreign currency .......................................      (1,141,896)
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $   8,883,812
                                                                  =============

                       See Notes to Financial Statements.                 Page 9

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                      ENDED           YEAR
                                                                    11/30/2005        ENDED
                                                                   (UNAUDITED)      5/31/2005
                                                                  -------------   -------------
OPERATIONS:
Net investment income .........................................   $  10,025,708   $  11,078,633
Net realized gain on investments and foreign currency
   during the period ..........................................       4,567,343       4,673,822
Net change in unrealized appreciation/(depreciation) of
   investments and foreign currency during the period .........      (5,709,239)     37,012,678
                                                                  -------------   -------------
Net increase in net assets resulting from operations ..........       8,883,812      52,765,133

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .........................................      (5,926,956)    (15,176,599)
                                                                  -------------   -------------
Total distributions to shareholders ...........................      (5,926,956)    (15,176,599)
                                                                  -------------   -------------
Net increase in net assets ....................................       2,956,856      37,588,534

NET ASSETS:
Beginning of period ...........................................     210,387,629     172,799,095
                                                                  -------------   -------------
End of period .................................................   $ 213,344,485   $ 210,387,629
                                                                  =============   =============
Undistributed net investment income/(accumulated net
   investment loss) at end of period ..........................   $   3,325,961   $  (1,789,965)
                                                                  =============   =============

Page 10                See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ..........................   $   8,883,812
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
   Changes in assets and liabilities:
   Decrease in investments, at value* .........................................      19,928,917
   Increase in interest receivable ............................................        (154,676)
   Increase in dividends receivable ...........................................        (420,713)
   Increase in prepaid expenses ...............................................          (1,593)
   Increase in receivable for investment securities sold ......................     (26,399,831)
   Decrease in payable for investment securities purchased ....................      (3,004,988)
   Increase in interest and fees due on loan ..................................          73,707
   Increase in investment advisory fees payable ...............................          21,822
   Decrease in administrative fees payable ....................................            (442)
   Decrease in accrued expenses and other liabilities .........................         (29,491)
                                                                                  -------------
CASH USED BY OPERATING ACTIVITIES .............................................                   $ (1,103,476)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income ...................      (5,926,956)
   Increase in loan outstanding ...............................................       6,000,000
                                                                                  -------------
CASH PROVIDED BY FINANCING ACTIVITIES .........................................                         73,044
                                                                                                  ------------
Decrease in cash ..............................................................                     (1,030,432)
CASH AT BEGINNING OF PERIOD ...................................................                      1,492,842
                                                                                                  ------------
CASH AT END OF PERIOD .........................................................                   $    462,410
                                                                                                  ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Cash paid during the period for interest ...................................                   $  1,646,136

--------------------------------------------------------------------------------
* Includes net change in unrealized depreciation on investments of $(5,679,433).

                       See Notes to Financial Statements.                Page 11

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    SIX MONTHS
                                                                                       ENDED         YEAR        PERIOD
                                                                                    11/30/2005       ENDED       ENDED
                                                                                    (UNAUDITED)    5/31/2005   5/31/2004*
                                                                                    -----------    ---------   ----------
Net asset value, beginning of period ...........................................    $     23.43    $   19.24   $    19.10
                                                                                    -----------    ---------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................................           1.12         1.23         0.11
Net realized and unrealized gain/(loss) on investments and foreign currency.....          (0.13)        4.65         0.07
                                                                                    -----------    ---------   ----------
Total from investment operations ...............................................           0.99         5.88         0.18
                                                                                    -----------    ---------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................................................          (0.66)       (1.69)          --
                                                                                    -----------    ---------   ----------
Total from distributions .......................................................          (0.66)       (1.69)          --
                                                                                    -----------    ---------   ----------
Common shares offering costs charged to paid-in capital ........................             --           --        (0.04)
                                                                                    -----------    ---------   ----------
Net asset value, end of period .................................................    $     23.76    $   23.43   $    19.24
                                                                                    ===========    =========   ==========
Market value, end of period ....................................................    $     21.49    $   20.87   $    17.70
                                                                                    ===========    =========   ==========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+  ....................................           4.36%       32.15%        0.73%
                                                                                    ===========    =========   ==========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ........................................           5.97%       27.96%      (11.50)%
                                                                                    ===========    =========   ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........................................    $   213,344    $ 210,388   $  172,799
Ratio of total expenses to average net assets excluding interest expense .......           1.70%**      1.78%        1.47%**
Ratio of total expenses to average net assets ..................................           3.32%**      2.78%         N/A
Ratio of net investment income to average net assets ...........................           9.45%**      5.65%        3.14%**
Portfolio turnover rate ........................................................          15.94%       42.96%        0.00%

DEBT:
Loan outstanding (in 000's)  ...................................................    $    81,000    $  75,000          N/A
Asset coverage per $1,000 of indebtedness (c) ..................................    $     3,634    $   3,805          N/A

--------------------------------------------------------------------------------
*     The Fund commenced operations on March 16, 2004.
**    Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the amount of senior indebtedness.
+     Total return is not annualized for periods less than one year.
N/A   Not applicable.

Page 12                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange.

The Fund's primary investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuit of this objective, the Fund seeks to manage its investments and expenses so that a significant portion of its distributions to the Fund's Common Shareholders will qualify as tax-advantaged dividends, subject to the continued availability of favorable tax treatment for such qualifying dividends. The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity, debt, preferred or convertible securities and other instruments (for instance, other instruments could include Canadian income trusts and Australian stapled securities) issued by U.S. and non-U.S. issuers ("Infrastructure Issuers") that have as their primary focus (in terms of income and/or assets) the management, ownership and/or operation of infrastructure and utilities assets ("Infrastructure Assets") in a select group of countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. Dollars using exchange rates in effect at the time of valuation.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $1,351,869 as of November 30, 2005. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $30,157 from these commitments is included in "Accrued expenses and other liabilities" on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. Dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. Dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation/(depreciation) of foreign currencies and net other assets" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gains on foreign currencies and net other assets" on the Statement of Operations. Unrealized depreciation of $30,664 from dividends receivable in foreign currencies are included in "Dividends receivable" on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the six months ended November 30, 2005, resulting in book and tax accounting differences, have been reclassified at period end to reflect an increase in undistributed net investment income by $1,017,174, and a decrease in accumulated net realized gain on investments sold by $1,017,174. Net assets were not affected by this reclassification.

The tax character of distributions paid during the six months ended November 30, 2005 and the fiscal year ended May 31, 2005 is as follows:

                                               NOVEMBER 30, 2005   MAY 31, 2005
                                               -----------------   ------------
Distributions paid from:
Ordinary Income ............................     $  5,926,956      $ 15,176,599

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ..............     $ 10,291,879
Undistributed Long-Term Capital Gains ......        2,824,081
Net Unrealized Appreciation ................       29,144,674

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ..............     $  4,731,226
Net Unrealized Appreciation ................       34,607,801

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a quarterly fee calculated at an annual rate of 0.40% of the Fund's Total Assets up to $250 million and 0.35% of the Fund's Total Assets over $250 million. Total Assets are generally defined as average daily total assets (including any principal amount of any borrowings) minus the Fund's accrued liabilities (excluding the principal amount of any borrowings incurred).

Macquarie Infrastructure Fund Adviser, LLC ("MIFA") and Four Corners Capital Management, LLC ("Four Corners") serve as the Fund's sub-advisors and manage the Fund's portfolio subject to First Trust's supervision. MIFA manages the Core Component and, for its portfolio management services, MIFA is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to MIFA. If the Fund's Total Assets are greater than $250 million, MIFA receives an annual portfolio management

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

fee of 0.65% for that portion of the Fund's Total Assets over $250 million. In addition, to the extent that MIFA invests a portion of the Core Component in unlisted securities ("Core Unlisted Instruments"), MIFA is entitled to receive a supplemental fee of 0.60% of that portion of the Fund's Total Assets invested in Core Unlisted Instruments. Four Corners manages the Senior Loan Component and, for its portfolio management services, Four Corners is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to Four Corners.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2005, were $43,407,813 and $70,395,944, respectively.

As of November 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,005,763 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,830,425.

                   5. REVOLVING CREDIT AND SECURITY AGREEMENT

On May 24, 2004, the Fund entered into a Revolving Credit and Security Agreement among the Fund, CRC Funding, LLC, as conduit lender, and Citigroup North America, Inc., as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $95,000,000. For the six months ended November 30, 2005, the average amount outstanding was $81,234,973, with a weighted average interest rate of 3.55%. The Fund also pays additional borrowing costs, which includes an administration fee of 0.02%, a program fee of 0.35% and a liquidity fee of 0.14% per year. Such expenses are included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                            6. CONCENTRATION OF RISK

The Fund intends to invest up to 100% of its Total Assets in the securities and instruments of Infrastructure Issuers. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Infrastructure Issuers, including utilities and companies involved in infrastructure projects, may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

                              7. POST-OCTOBER LOSS

Certain losses incurred after October 31 within the Fund's taxable year are deemed to arise on the first business day of the Fund's following fiscal year. For the tax year ended November 30, 2005, the Fund incurred and elected to defer $8,209 in currency losses.

                               8. SUBSEQUENT EVENT

On December 9, 2005, the Fund declared distributions totaling $0.96 per share, which represents a dividend from net investment income of $0.33, realized short-term capital gains of $0.39 and realized long-term capital gains of $0.24 to Common Shareholders of record December 21, 2005, payable December 30, 2005.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Forms N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 12, 2005. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 5,952,268, the number of votes withheld was 88,344 and the number of abstentions was 2,939,624. The number of votes cast for Niel B. Nielson was 5,947,001, the number of votes withheld was 93,611 and the number of abstentions was 2,939,624. The number of votes cast for Richard E. Erickson was 5,947,496, the number of votes withheld was 93,116 and the number of abstentions was 2,939,624. The number of votes cast for Thomas R. Kadlec was 5,955,942, the number of votes withheld was 84,670 and the number of abstentions was 2,939,624. The number of votes cast for David M. Oster was 5,953,609, the number of votes withheld was 87,003 and the number of abstentions was 2,939,624.

                                BY-LAW AMENDMENT

On December 12, 2005, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                                 TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the six months ended November 30, 2005, 8.42% qualify for the corporate dividend received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 91.83% of the ordinary income (including short-term capital gain), for the six months ended November 30, 2005.

If the Fund meets the requirements of Section 853 of the Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amount of income received by the Fund from sources within foreign countries and possessions of the United States is $1.00 (representing a total of $9,021,891). The total amount of taxes paid to such countries is $0.08 per share (representing a total of $715,409).

For the six months ended November 30, 2005, the amount of long-term capital gains designated by the Fund was $2,824,081, which is taxable at a 15% rate or federal income tax purposes.

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

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ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issures as of the close of the reporting period is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange

Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "BENEFICIAL OWNER") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
             INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)


Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.